Item 1. Schedule of Investments

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 98.8%

CONSUMER DISCRETIONARY 10.6%
Automobiles 0.3%
GM	9,500	291
		291
Diversified Consumer Services 0.1%
Apollo Group, Class A *	2,200	146
		146
Hotels, Restaurants & Leisure 2.0%
Carnival	9,100	455
Harrah's Entertainment	1,700	111
International Game Technology	11,900	321
Marriott, Class A	3,100	195
Outback Steakhouse	5,200	190
Panera Bread, Class A *	2,500	128
Royal Caribbean Cruises	4,700	203
Starbucks *	1,900	95
WMS Industries *	4,900	138
Wynn Resorts *	6,100	276
Yum! Brands	2,400	116
		2,228
Household Durables 0.0%
Newell Rubbermaid	2,000	45
		45
Internet & Catalog Retail 0.2%
Amazon.com *	5,900	267
		267
Leisure Equipment & Products 0.3%
Brunswick	5,300	200
Hasbro	3,000	59
Mattel	5,700	95
		354
Media 3.9%
Comcast, Class A *	23,600	693
Dow Jones	1,400	54
Gannett	2,550	176
Lamar Advertising *	2,600	118
Liberty Media, Class A *	22,700	183
McGraw-Hill	5,400	259
Meredith	600	30
News Corp., Class A	23,500	366
Omnicom	1,900	159
Rogers Communications, Class B	6,700	264
Scripps, Class A	1,400	70
Time Warner	51,200	927
Tribune	3,400	115
Univision Communications, Class A *	7,800	207
Viacom, Class B	19,000	627
Washington Post, Class B	87	70
		4,318
Multiline Retail 1.5%
Family Dollar Stores	8,870	176
Kohl's *	17,700	888
Target	12,740	662
		1,726
Specialty Retail 2.1%
Best Buy	5,325	232
Home Depot	22,940	875
Hot Topic *	6,900	106
Lowes	6,880	443
O'Reilly Automotive *	2,680	76
Ross Stores	7,400	176
Staples	6,300	134
TJX	13,200	270
		2,312
Textiles, Apparel, & Luxury Goods 0.2%
Nike, Class B	2,200	180
		180
Total Consumer Discretionary		11,867

CONSUMER STAPLES 10.3%
Beverages 2.2%
Anheuser-Busch	6,675	287
Coca-Cola	24,440	1,055
Coca-Cola Enterprises	4,800	94
PepsiCo	17,565	996
		2,432
Food & Staples Retailing 2.5%
Albertsons	3,650	94
CVS	6,300	183
Kroger *	9,200	189
Safeway	2,600	67
Sysco	6,600	207
Wal-Mart	33,060	1,449
Walgreen	13,200	573
		2,762
Food Products 1.0%
Campbell Soup	7,010	209
General Mills	8,455	408
Heinz	3,665	134
Hershey Foods	3,130	176
Kellogg	4,690	216
McCormick	1,600	52
		1,195
Household Products 2.0%
Colgate-Palmolive	5,485	290
Kimberly-Clark	3,900	232
Procter & Gamble	28,390	1,688
		2,210
Personal Products 0.7%
Avon	5,000	135
Gillette	11,150	649
		784
Tobacco 1.9%
Altria Group	28,910	2,131
		2,131
Total Consumer Staples		11,514

ENERGY 10.4%
Energy Equipment & Services 2.3%
Baker Hughes	5,220	312
BJ Services	4,280	154
FMC Technologies *	3,690	155
Grant Prideco *	6,600	268
Halliburton	2,000	137
Nabors Industries *	1,600	115
National Oilwell Varco *	1,600	105
Schlumberger	11,040	932
Transocean *	5,440	334
		2,512
Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum	2,854	273
Chevron	22,572	1,461
ConocoPhillips	12,920	903
Devon Energy	3,000	206
EOG Resources	2,840	213
ExxonMobil	64,328	4,088
Murphy Oil	5,000	249
Occidental Petroleum	3,030	259
Sunoco	1,180	92
Total ADR	1,930	262
Valero Energy	2,000	226
Williams Companies	23,400	586
XTO Energy	5,400	245
		9,063
Total Energy		11,575

FINANCIALS 19.4%
Capital Markets 3.9%
AmeriTrade *	12,800	275
E*TRADE Financial *	21,400	377
Federated Investors, Class B	1,700	56
Franklin Resources	3,000	252
Goldman Sachs	5,000	608
Investors Financial Services	5,500	181
John Nuveen	5,600	220
Legg Mason	1,100	121
Lehman Brothers	2,700	314
Mellon Financial	3,400	109
Merrill Lynch	10,500	644
Morgan Stanley	10,900	588
Northern Trust	3,100	157
State Street	8,200	401
		4,303
Commercial Banks 4.6%
Bank of America	25,796	1,086
Fifth Third Bancorp	28,600	1,050
First Horizon National	6,700	244
Huntington Bancshares	900	20
National City	9,200	308
SunTrust	3,000	208
Synovus Financial	16,000	444
U.S. Bancorp	18,200	511
Wachovia	12,700	604
Wells Fargo	11,500	674
		5,149
Consumer Finance 1.4%
American Express	13,500	776
Capital One Financial	2,700	215
First Marblehead	6,000	152
SLM Corporation	6,900	370
		1,513
Diversified Financial Services 4.0%
CapitalSource *	8,800	192
Citigroup	61,400	2,795
J.P. Morgan Chase	43,900	1,489
Moody's	700	36
		4,512
Insurance 4.3%
AFLAC	5,000	227
Allstate	1,500	83
Ambac	1,100	79
American International Group	30,100	1,865
Aon	1,100	35
Axis Capital Holdings	5,200	148
Genworth Financial, Class A	7,000	226
Hartford Financial Services	4,700	363
Lincoln National	1,600	83
Marsh & McLennan	12,400	377
MetLife	3,600	179
Progressive Corporation	3,500	367
Prudential	1,700	115
SAFECO	600	32
St. Paul Companies	10,359	465
Willis Group Holdings	4,700	176
		4,820
Real Estate 0.5%
Archstone-Smith Trust, REIT	6,400	255
CarrAmerica Realty, REIT	5,800	209
Simon Property Group, REIT	2,000	148
		612
Thrifts & Mortgage Finance 0.7%
Countrywide Credit	7,700	254
Fannie Mae	4,400	197
Golden West Financial	3,900	232
Washington Mutual	3,200	125
		808
Total Financials		21,717

HEALTH CARE 12.7%
Biotechnology 1.9%
Amgen *	13,800	1,099
Biogen Idec *	4,370	173
Celgene *	2,200	120
Cephalon *	1,300	60
Chiron *	1,300	57
Genentech *	1,990	168
Genzyme *	300	21
Gilead Sciences *	7,280	355
		2,053
Health Care Equipment & Supplies 2.1%
Bausch & Lomb	550	44
Becton, Dickinson	2,700	141
Biomet	1,900	66
Boston Scientific *	10,300	241
C R Bard	2,300	152
Guidant	3,800	262
Medtronic	13,700	735
St. Jude Medical *	4,400	206
Stryker	3,600	178
Waters Corporation *	2,500	104
Zimmer Holdings *	2,500	172
		2,301
Health Care Providers & Services 2.7%
Aetna	4,100	353
AmerisourceBergen	400	31
Cardinal Health	5,000	317
Caremark RX *	6,000	300
Community Health System *	5,400	210
DaVita *	900	41
Health Management, Class A	1,200	28
Medco *	1,542	85
Quest Diagnostics	2,400	121
Triad Hospitals *	3,800	172
UnitedHealth Group	15,200	854
WellPoint *	7,100	538
		3,050
Pharmaceuticals 6.0%
Abbott Laboratories	14,000	594
Bristol Myers Squibb	3,400	82
Elan ADR *	3,900	35
Eli Lilly	11,800	631
Forest Laboratories *	2,600	101
Johnson & Johnson	30,500	1,930
Merck	19,600	533
Pfizer	68,600	1,713
Schering-Plough	14,100	297
Sepracor *	1,300	77
Watson Pharmaceuticals *	2,300	84
Wyeth	14,400	666
		6,743
Total Health Care		14,147

INDUSTRIALS & BUSINESS SERVICES 11.0%
Aerospace & Defense 2.6%
Boeing	7,700	523
General Dynamics	4,600	550
Goodrich	4,500	200
Honeywell International	17,600	660
Lockheed Martin	4,200	256
Rockwell Collins	3,500	169
United Technologies	10,000	519
		2,877
Air Freight & Logistics 0.4%
UPS, Class B	6,200	429
		429
Airlines 0.2%
Southwest Airlines	13,700	203
		203
Commercial Services & Supplies 0.8%
Avery Dennison	2,600	136
Cendant	14,920	308
Cintas	1,600	65
Pitney Bowes	2,200	92
Republic Services	6,400	226
Robert Half International	3,140	112
		939
Industrial Conglomerates 5.3%
GE	141,600	4,768
Teleflex	1,400	99
Tyco International	37,100	1,033
		5,900
Machinery 1.2%
Danaher	13,100	705
Deere	7,800	477
Pall	5,200	143
		1,325
Road & Rail 0.5%
Norfolk Southern	6,800	276
Union Pacific	5,000	358
		634
Total Industrials & Business Services		12,307

INFORMATION TECHNOLOGY 15.4%
Communications Equipment 2.8%
Cisco Systems *	66,700	1,196
Comverse Technology *	1,600	42
Corning *	14,200	275
Juniper Networks *	6,100	145
Motorola	18,800	415
Nokia ADR	11,700	198
QUALCOMM	17,500	783
Research In Motion *	400	27
		3,081
Computers & Peripherals 3.3%
Dell *	50,200	1,717
EMC *	38,800	502
Gateway *	34,400	93
IBM	16,600	1,332
Lexmark International *	500	30
		3,674
Electronic Equipment & Instruments 0.8%
Agilent Technologies *	8,600	282
CDW	2,600	153
Flextronics *	13,200	170
Jabil Circuit *	7,900	244
Tektronix	1,300	33
		882
Internet Software & Services 1.0%
CNET Networks *	12,900	175
Google, Class A *	700	221
MatrixOne *	12,000	63
VeriSign *	4,100	88
Yahoo! *	17,900	606
		1,153
IT Services 0.9%
Accenture, Class A *	10,630	271
Automatic Data Processing	8,750	376
First Data	9,200	368
Fiserv *	500	23
		1,038
Semiconductor & Semiconductor Equipment 3.0%
Analog Devices	21,100	784
ASML Holding ADS *	10,200	168
Intel	74,100	1,826
KLA-Tencor	3,490	170
Linear Technology	4,600	173
Xilinx	9,500	265
		3,386
Software 3.6%
Electronic Arts *	3,100	176
Mercury Interactive *	6,900	273
Microsoft	97,200	2,501
NetIQ *	3,500	43
Oracle *	64,700	802
Red Hat *	2,000	43
Symantec *	6,228	141
		3,979
Total Information Technology		17,193

MATERIALS 3.0%
Chemicals 1.3%
Cabot	3,300	109
Dow Chemical	3,600	150
DuPont	13,100	513
Ferro	2,500	46
Lyondell Chemical	2,300	66
Minerals Technologies	600	34
Monsanto	3,200	201
Nova Chemicals	7,600	279
		1,398
Metals & Mining 1.2%
Alcan	7,000	222
Alcoa	6,400	156
BHP Billiton (AUD)	12,500	213
Newmont Mining	6,800	321
Nucor	8,100	478
		1,390
Paper & Forest Products 0.5%
Bowater	2,600	74
International Paper	9,100	271
MeadWestvaco	1,800	50
Potlatch	1,400	73
Weyerhaeuser	2,100	144
		612
Total Materials		3,400

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.3%
BellSouth	10,500	276
Telus (Non-voting shares)	13,700	558
Verizon Communications	20,400	667
		1,501
Wireless Telecommunication Services 1.4%
American Tower Systems, Class A *	3,217	80
Crown Castle International *	10,000	246
Nextel Partners, Class A *	10,400	261
Sprint Nextel	40,219	957
		1,544
Total Telecommunication Services		3,045

UTILITIES 3.3%
Electric Utilities 1.8%
Allegheny Energy *	2,100	65
Edison International	6,500	307
Entergy	4,300	320
Exelon	10,800	577
FirstEnergy	6,400	334
FPL Group	3,400	162
Pinnacle West Capital	3,500	154
PPL	3,600	116
		2,035
Independent Power Producers & Energy Traders 1.0%
AES *	12,600	207
Duke Energy	17,800	519
Dynegy, Class A *	18,800	89
NRG Energy *	3,200	136
TXU	1,100	124
		1,075
Multi-Utilities 0.5%
Dominion Resources	3,600	310
NiSource	7,600	184
Sempra Energy	1,200	56
Teco Energy	2,700	49
		599
Total Utilities		3,709
Total Common Stocks (Cost $97,131)		110,474

SHORT-TERM INVESTMENTS 1.0%
Money Market Fund 0.9%
T. Rowe Price Government Reserve Investment Fund
3.48% #†	1,024,834	1,025
		1,025
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.20%, 10/13/05 ++	90,000	90
		90
Total Short-Term Investments (Cost $1,115)		1,115

Futures contracts 0.0%
Variation margin receivable (payable) on open futures
contracts (2)		2
Total Futures Contracts		2

Total Investments in Securities
99.8% of Net Assets (Cost $98,246)		$111,591

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
++	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2005.
†	Affiliated company – See Note 4
ADR	American Depository Receipts
ADS	American Depository Shares
AUD	Australian dollar
REIT	Real Estate Investment Trust

(2) Open Futures Contracts at September 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 17 S&P 500 MINI contracts,
$70 par of 3.20% U.S. Treasury Bills
pledged as initial margin	12/05	$1,049	$(2)
Net payments (receipts) of variation
margin to date			4
Variation margin receivable (payable)
on open futures contracts			$2

The accompanying no tes are an integral part of this Portfolio of Investments.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $98,246,000. Net unrealized gain aggregated $13,341,000 at period-end, of which $18,016,000 related to appreciated investments and $4,675,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $23,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $1,025,000 and $645,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 19, 2004

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 19, 2004